CONVERTIBLE NOTES PAYABLE (Details Narrative)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Debt Disclosure [Abstract]
Description of business activity	The Company transferred the above July 18, 2016 $3,500 note to loans payable as the note was no longer convertible. This was a result of an SEC action against the debt holder who was also a common stockholder	the Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance. This resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125.	The Company entered into a convertible note agreement with a lender on January 27, 2021 with a principal amount of $550,000 received cash proceeds of $463,500 with an original issue discount of $50,000 and issuance fees of $36,500. The note has a one year maturity and bears interest at 10%. The note was issued with a warrant to purchase 8,250,000 shares at an exercise price of $0.10 per share with a 3 year term and having a fair value of $1,149,225 using Black-Scholes with assumptions described in note 13 and 5,000,000 common shares having a fair value of 697,000. After allocating these charges to debt and equity according to their respective values , the initial debt balance net of a debt discount was $70,377 and the adjustment to paid in capital was $310,961.The discounts are being amortized over the term of the loan. In addition for the year ended February 28, 2021, the Company recorded a derivative discount on the embedded conversion feature of $82,162, , amortization expense of $12,401 with an unamortized discount of $467,222 at February 28, 2021
Description Of Business Activity	On August 9, 2022 the Company entered into a new convertible note for $750,000 with a one year maturity, interest rate of 12%, with a warrant (Warrant 1) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.01, and an additional warrant (Warrant 2) to purchase 47,000,000 common shares with a five year maturity and an exercise price of $0.008 to be cancelled and extinguished if the note balance is $375,000 or less by February 9. 2023. The Company received $619,250 in cash proceeds, recorded an original issue discount of $75,000, recognized $393,949 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital for the attached warrants, and transaction fees of $55,750. The discount is amortized over the term of the loan. This Note shall have priority over all unsecured indebtedness of the Company. The note has certain default provisions such as failure to pay any principal or interest when due and failure to maintain a minimum market capitalization of $30 million. In the event of these or any other default provisions, the note becomes due and payable at 125%
Description Of Business Activity	The Company amended the January 27, 2021 agreement with the lender whereby the conversion rate was changed from $0.10 to $0.03 as a result of a dilutive issuance; this resulted a derivative discount of $438,835 and a loss on extinguishment of $360,125
Description Of Business Activity	Holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock; no gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion
Description Of Business Activity	The conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement
Description of business activity		holders of certain convertible notes payable elected to convert a total of $825,000 of principal and $71,955 accrued interest, and $1,750 of fees into 31,042,436 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.	The Company entered into a convertible note agreement with a lender on January 19, 2021 with a principal amount of $275,000 received cash proceeds of $229,150 with an original issue discount of $27,500, and issuance fees of $18,350. The note has a one year maturity and bears interest at 12%. The note was issued with a warrant to purchase 11,000,000 shares at an exercise price of $0.045per share with a 3 year term and having a fair value of $594,000 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values , the initial debt balance net of a debt discount was $40,191 and the adjustment to paid in capital of $127,988. Also, for the year ended February 28, 2021, the Company recorded a derivative discount on the embedded conversion feature of $60,971, amortization expense of $8,255 with an unamortized discount of $226,554 at February 28, 2021.
Description of business activity		the conversion rate of the January 19, 2021 note included above was reduced to $0.027 due to the dilutive issuance provision in the January 19, 2021 agreement.	The Company recorded $939,705 in penalties as increases on various notes, with a corresponding charge to interest.
Description of business activity			Holders of certain convertible notes payable elected to convert a total of $2,420,559 of principal and $1,148,127 accrued interest, into 2,329,798,068 shares of common stock. No gain or loss was recognized on conversions as these conversions occurred within the terms of the agreement that provided for conversion.
Description of business activity			The Company entered into various debt settlement during the year where they settled principal of $556,664 and interest of $260,514 totaling $817,718 for cash payments totaling $770,813.
Description of business activity			The Company entered into various debt settlement during the year where they exchanged principal of $4,671,030 and interest of $3,042,613 totaling $7,713,643 in exchange for new promissory notes totaling $7,713 ,643 bearing interest at 12% and with three year maturities. In addition as part of the debt exchange the Company issued 805,000,000 warrants with a 3 year term and an exercise price of $0.002 having a fair value using black-scholes of $1,898,500 and 55 Series F Preferred Stock having a fair value of $1,151,166.